Fair Value Measurements Level 4 Significant Unobservable Inputs - Freestanding Derivatives (Details) - Fair Value, Inputs, Level 3 [Member] $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Interest Rate Swap [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	$ (2)	$ (27)
Fair Value Measurements, Sensitivity Analysis, Description	Decrease
Variance Swap [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net		(26)
Equity Option [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	$ (111)	250
Swap [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	$ 35	$ 71
Fair Value Measurements, Sensitivity Analysis, Description	Increase	Increase
Interest Rate Swaption [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	$ (3)	$ 1
Interest Rate Swaption [Member] | Hedge Funds [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	$ 3
Interest Rate Swap [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Measurements, Sensitivity Analysis, Description		Decrease
Variance Swap [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Measurements, Sensitivity Analysis, Description		Increase
Equity Option [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Measurements, Sensitivity Analysis, Description		Increase
Equity Option [Member] | Hedge Funds, Equity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net		$ (1)
Fair Value Measurements, Valuation Processes, Description		Option model
Fair Value Measurements, Sensitivity Analysis, Description	Increase	Increase
Equity Option [Member] | Minimum [Member] | Hedge Funds, Equity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset (Liability) Net, Measurement Input		0.30
Equity Option [Member] | Maximum [Member] | Hedge Funds, Equity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset (Liability) Net, Measurement Input		0.32
Equity Option [Member] | Weighted Average [Member] | Hedge Funds, Equity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset (Liability) Net, Measurement Input		0.00
Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative [Member] | Withdrawal Utilization [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Measurements, Sensitivity Analysis, Description	Increase	Increase
Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative [Member] | Withdrawal Rates [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Measurements, Sensitivity Analysis, Description	Increase	Increase
Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative [Member] | Lapse Rates [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Measurements, Sensitivity Analysis, Description	Decrease [8]	Decrease [8]
Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative [Member] | Reset Elections [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Measurements, Sensitivity Analysis, Description	Increase	Increase
Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative [Member] | Minimum [Member] | Withdrawal Utilization [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Unobservable Input Range	19.00%	15.00%
Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative [Member] | Minimum [Member] | Withdrawal Rates [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Unobservable Input Range	0.00%	0.00%
Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative [Member] | Minimum [Member] | Lapse Rates [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Unobservable Input Range	0.00%	1.00%
Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative [Member] | Minimum [Member] | Reset Elections [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Unobservable Input Range	0.00%	20.00%
Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative [Member] | Maximum [Member] | Withdrawal Utilization [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Unobservable Input Range	100.00%	100.00%
Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative [Member] | Maximum [Member] | Withdrawal Rates [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Unobservable Input Range	7.00%	8.00%
Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative [Member] | Maximum [Member] | Lapse Rates [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Unobservable Input Range	61.00%	40.00%
Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative [Member] | Maximum [Member] | Reset Elections [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Unobservable Input Range	100.00%	45.00%
Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative [Member] | Weighted Average [Member] | Withdrawal Utilization [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Unobservable Input Range	69.00%
Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative [Member] | Weighted Average [Member] | Withdrawal Rates [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Unobservable Input Range	6.00%
Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative [Member] | Weighted Average [Member] | Lapse Rates [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Unobservable Input Range	6.00%
Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative [Member] | Weighted Average [Member] | Reset Elections [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Unobservable Input Range	11.00%
Other Contract [Member] | Equity Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Measurements, Sensitivity Analysis, Description	Increase	Increase
Other Contract [Member] | Minimum [Member] | Equity Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Unobservable Input Range	10.00%	17.00%
Other Contract [Member] | Maximum [Member] | Equity Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Unobservable Input Range	25.00%	30.00%
Other Contract [Member] | Weighted Average [Member] | Equity Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Unobservable Input Range	19.00%
Measurement Input, Discount Rate [Member] | Interest Rate Swap [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset (Liability) Net, Measurement Input	0.02	0.03
Measurement Input, Discount Rate [Member] | Interest Rate Swap [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset (Liability) Net, Measurement Input		0.03
Measurement Input, Discount Rate [Member] | Interest Rate Swap [Member] | Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset (Liability) Net, Measurement Input		0.00
Measurement Input, Discount Rate [Member] | Interest Rate Swaption [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Measurements, Sensitivity Analysis, Description	Increase	Increase
Measurement Input, Discount Rate [Member] | Interest Rate Swaption [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset (Liability) Net, Measurement Input	0.02	0.03
Measurement Input, Discount Rate [Member] | Interest Rate Swaption [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset (Liability) Net, Measurement Input	0.02	0.03
Measurement Input, Discount Rate [Member] | Interest Rate Swaption [Member] | Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset (Liability) Net, Measurement Input	0.02	0.00
Measurement Input, Price Volatility [Member] | Variance Swap [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset (Liability) Net, Measurement Input		0.22
Measurement Input, Price Volatility [Member] | Variance Swap [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset (Liability) Net, Measurement Input		0.22
Measurement Input, Price Volatility [Member] | Variance Swap [Member] | Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset (Liability) Net, Measurement Input		0.00
Measurement Input, Price Volatility [Member] | Equity Option [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset (Liability) Net, Measurement Input	0.11	0.17
Measurement Input, Price Volatility [Member] | Equity Option [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset (Liability) Net, Measurement Input	0.35	0.30
Measurement Input, Price Volatility [Member] | Equity Option [Member] | Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset (Liability) Net, Measurement Input	0.22	0.00
Measurement Input, Price Volatility [Member] | Swap [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset (Liability) Net, Measurement Input	0.11	0.18
Measurement Input, Price Volatility [Member] | Swap [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset (Liability) Net, Measurement Input	0.23	0.30
Measurement Input, Price Volatility [Member] | Swap [Member] | Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset (Liability) Net, Measurement Input	0.17	0.00
Valuation Technique, Discounted Cash Flow [Member] | Interest Rate Swap [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Measurements, Valuation Processes, Description	Discounted cash flows	Discounted cash flows
Valuation Technique, Discounted Cash Flow [Member] | Swap [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Measurements, Valuation Processes, Description	Discounted cash flows	Discounted cash flows
Valuation Technique, Option Pricing Model [Member] | Variance Swap [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Measurements, Valuation Processes, Description		Option model
Valuation Technique, Option Pricing Model [Member] | Equity Option [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Measurements, Valuation Processes, Description	Option model	Option model
Valuation Technique, Option Pricing Model [Member] | Interest Rate Swaption [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Measurements, Valuation Processes, Description	Option model	Option model
Long [Member] | Measurement Input, Discount Rate [Member] | Interest Rate Swap [Member] | Interest Rate Swap [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset (Liability) Net, Measurement Input	0.02
Long [Member] | Measurement Input, Discount Rate [Member] | Interest Rate Swap [Member] | Interest Rate Swap [Member] | Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset (Liability) Net, Measurement Input	0.02